Share-Based Payments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share-Based Payments
5.	SHARE-BASED PAYMENTS
The Group granted equity-settled instruments comprising share options and restricted shares to executive directors, certain officers and employees. During the year ended 31 December 2020, the Gold Fields Limited 2012 Share Plan as amended in 2016 was in place. Allocations under this plan were made during 2018, 2019 and 2020.
Gold Fields Limited 2012 Share Plan amended - awards after 1 March 2016
At the Annual General Meeting on 18 May 2016, shareholders approved the adoption of the revised Gold Fields Limited 2012 Share Plan to replace the long-term incentive scheme (“LTIP”). The plan provides for four types of participation, namely Performance Shares (“PS”), Retention Shares (“RS”), Restricted Shares (“RSS”) and Matching Shares (“MS”). This plan is in place to attract, retain, motivate and reward participating employees on a basis which seeks to align the interests of such employees with those of the Company’s shareholders. Currently, the last vesting date is 31 January 2024.
The expense is as follows:

	UNITED STATES DOLLAR
	2020	2019	2018
Share-based payments	(14.5)	(20.5)	(37.5)

Total included in profit or loss for the year	(14.5)	(20.5)	(37.5)

The salient features of the plan are:

•
PS are offered to participants annually from March. PS are performance-related shares, granted at zero cost (the shares are granted in exchange for the rendering of service by participants to the Group during the three-year restricted period prior to the share vesting period);

•	Based on the rules of the plan, the actual number of PS which will be settled to a participant three years after the original award date is determined by the following performance conditions:

Performance condition	Weighting	Threshold	Target	Stretch and cap
Absolute Total Shareholder Return (“TSR”)	33%	N/A - No vesting below target	Compounded cost of equity in real terms over three-year performance period	Compounded cost of equity in real terms over three-year performance period +6% per annum

Relative TSR	33%	Median of the peer group	Linear vesting to apply between median and upper quartile performance and capped at upper quartile performance

Free cash flow margin, as defined in Share Plan (“FCFM”)	34%	Average FCFM over performance period of 5% at a gold price of $1,300/oz for the 2020 and 2018 allocation (2019 allocations: $1,200/oz) - margin to be adjusted relative to the actual gold price for the three-year period	Average FCFM over performance period of 15% at a gold price of $1,300/oz for the 2020 and 2018 allocation (2019 allocations: $1,200/oz) - margin to be adjusted relative to the actual gold price for the three-year period	Average FCFM over performance period of 20% at a gold price of $1,300/oz for the 2020 and 2018 allocation (2019 allocations: $1,200/oz) - margin to be adjusted relative to the actual gold price for the three-year period
The vesting profile will be as follows:

Performance condition	Threshold	Target	Stretch and cap
Absolute TSR 1,4	0%	100%	200%
Relative TSR 1,3,4	0%	100%	200%
FCFM 2	0%	100%	200%

1	Absolute TSR and relative TSR: Linear vesting will occur between target and stretch (no vesting occurs for performance below target).
2	FCFM: Linear vesting will occur between threshold, target and stretch.
3
The peer group for the 2018 and 2019 allocations consists of 10 companies: Anglogold Ashanti, Goldcorp, Barrick, Eldorado Gold, Randgold, Yamana, Agnico Eagle, Kinross, Newmont and Newcrest. During 2019, Randgold merged with Barrick and Goldcorp merged with Newmont. The peer group will remain at 10 companies by maintaining phantom share tracking for Randgold and Goldcorp based on their respective merger ratios at the date of the merger. The peer group for the 2020 allocation consists of 10 companies: Anglogold Ashanti, Barrick, Eldorado Gold, Yamana, Agnico Eagle, Kinross, Newmont, Newcrest, Northern Star and Endeavour Mining.

4
TSR will be calculated as the compounded annual growth rate (“CAGR”) of the TSR index between the average of the 60 trading days up to the first day of the performance period and the average of the 60 trading days up to the last day of the performance period. TSR will be defined as the return on investing in ordinary shares in the Company at the start of the performance period, holding the shares and reinvesting the dividends received on the portfolio in Gold Fields shares over the performance period. The US$ TSR index, provided by external service providers will be based on the US$ share price.

•
RSS: In 2016, Gold Fields implemented a Minimum Shareholding Requirement (“MSR”) where executives are required to build and to hold a percentage of their salary in Gold Fields shares over a period of five years. Executives will be given the opportunity (as at the approval date of the MSR), prior to the annual bonus being communicated or the upcoming vesting date of the LTIP award or PS, to elect to receive all or a portion of their annual bonus or cash LTIP in restricted shares or to convert all or a portion of their unvested PS into restricted shares towards fulfilment of the MSR. These shares are subject to the holding period as set out below:

This holding period will mean that the restricted shares may not be sold or disposed of and that the beneficial interest must be retained therein until the earlier of:

•	Notice given by the executive, provided that such notice may only be given after five years from the start of the holding period;

•	Termination of employment of that employee, i.e. retirement, retrenchment, ill health, death, resignation or dismissal;

•	Abolishment of the MSR; or

•	In special circumstances such as proven financial hardship or compliance with the MSR, upon application by the employee and approval by the Remuneration Committee.

•
MS: To facilitate the introduction of the MSR policy and to compensate executives for participating in RSS and holding their shares for an additional five years, thus exposing themselves to further market volatility, the Company intends to make a matching award. This is intended to entail a conditional award of shares of one share for every three shares committed towards the MSR (matching shares), rounded to the nearest full share. The matching shares will vest on a date that corresponds with the end of the holding period of the shares committed towards the MSR provided the executive is still in the employment of the Company and has met the MSR requirements of the MSR policy, including having sustainably accumulated shares to reach the MSR over the five
year holding period.

At 31 December 2020, the maximum number of matching shares that could vest, based on shares already committed to MSR, at the end of five years was 469,133 (2019: 441,604 and 2018: 407,223) shares.
The following table summarises the movement of share options under the Gold Fields Limited 2012 Share Plan as amended in 2016 during the years ended 31 December 2020, 2019 and 2018:

	2020	2019	2018
	Performance Shares (PS)	Performance Shares (PS)	Performance Shares (PS)
Outstanding at beginning of the year	14,833,390	18,361,977	18,279,130
Movement during the year:
Granted	1,581,749	4,558,177	811,829
Exercised and released	(7,825,571)	(6,611,023)	—
Forfeited	(1,606,730)	(1,475,741)	(728,982)

Outstanding at end of the year	6,982,838	14,833,390	18,361,977

At 31 December 2020, none of the outstanding options of 6,982,838 had vested.

	2020	2019	2018
The fair value of equity instruments granted during the year ended 31 December 2020, 2019 and 2018 were valued using the Monte Carlo simulation model:

Monte-Carlo simulation
Performance shares
The inputs to the model for options granted during the year were as follows:
- weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	58.4%	44.7%	58.6%
- expected term (years)	3 years	3 years	3 years
- dividend yield 1	n/a	n/a	n/a
- weighted average three-year risk free interest rate (based on US interest rates)	0.3%	1.4%	2.0%
- weighted average fair value (United States dollars)	6.4	5.7	5.0

1	There is no dividend yield applied to the Monte Carlo simulation model as the performance conditions follow a total shareholder return method.
The weighted average share price for the year ended 31 December 2020 on the Johannesburg Stock Exchange (US$) was US$9.25 (2019: US$4.82 and 2018: US$3.46).
The compensation costs related to awards not yet recognised under the above plans at 31 December 2020, 2019 and 2018 amount to US$19.7 million, US$17.5 million and US$20.8 million, respectively, and are to be recognised over four years.
The directors were authorised to issue and allot all or any of such shares required for the plans, but in aggregate all plans may not exceed 44,166,676 of the total issued ordinary stated capital of the Company. An individual participant may also not be awarded an aggregate of shares from all or any such plans exceeding 4,416,668 of the Company’s total issued ordinary stated capital. The unexercised options and shares under all plans represented 0.8% of the total issued stated capital at 31 December 2020.